LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values, additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 14, 2017 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2017 CNY (¥) shares
LONG-TERM INVESTMENTS, NET
Investments in preferred shares			¥ 872,363		¥ 1,286,915
Investments made			1,181,611	$ 166,426	560,575	¥ 8,751,223
Fair value			¥ 660,112		¥ 1,063,689
Wealth Management Product [Member]
LONG-TERM INVESTMENTS, NET
Maturity period			1 year	1 year
IFM Investments Limited
LONG-TERM INVESTMENTS, NET
Percentage of ownership interest acquired			37.60%		37.60%
Investments made		¥ 308,000	¥ 438,000
Deemed marketing expense			317,900
Fair value			57,100		¥ 58,800
IFM Investments Limited | Secured loan to IFM controlling Shareholder
LONG-TERM INVESTMENTS, NET
Loan provided		¥ 130,000	1,100		¥ 1,200
Percentage of ownership secured the loan		17.50%
Fair value of additional investment and loan		¥ 120,100
IFM Investments Limited | Convertible Preferred Stock [Member]
LONG-TERM INVESTMENTS, NET
Percentage of ownership interest acquired							10.00%
Number of preferred shares purchased | shares							308,084,916
Investments in preferred shares			238,015				¥ 60,000
Fair value			¥ 77,667
IFM Investments Limited | Investment in convertible note
LONG-TERM INVESTMENTS, NET
Principal amount	¥ 40,000
Maturity period	30 months
Interest rate	12.00%